Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Beginning balance	259,315	792,740	15,251,661
Number of options, Forfeited	0	0	(18,000)
Number of options Exercised	(133,313)	(533,425)	(14,440,921)
Number of options, Ending balance	126,002	259,315	792,740	15,251,661
Number of options, Expected to vest	0
Number of options, Exercisable	126,002
Weighted average exercise price, Beginning balance	$ 2.55	$ 2.55	$ 2.5458
Weighted average exercise price, Forfeited			2.55
Weighted average exercise price Exercised	2.55	2.55	2.5456
Weighted average exercise price, Ending balance	2.55	$ 2.55	$ 2.55	$ 2.5458
Weighted average exercise price, Exercisable	$ 2.55
Weighted average remaining contractual life	4 years 7 months 6 days	5 years 7 months 6 days	6 years 7 months 9 days	7 years 10 months 2 days
Weighted average remaining contractual life, Exercisable	4 years 7 months 6 days
Aggregate intrinsic value	$ 176	$ 1,138	$ 13,778	$ 234,939
Aggregate intrinsic value, Exercisable	$ 176